VGOF-P16 03/24

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET FUNDS, INC.

SUPPLEMENT DATED MARCH 1, 2024

TO THE SUMMARY PROSPECTUS, PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

OF EACH FUND LISTED IN SCHEDULE A

I.	Effective March 1, 2024, the following changes are made to the Summary Prospectus, Prospectus and SAI of Western Asset High Yield Fund and Western Asset Short Duration High Income Fund:

a.	The following replaces the reference to S. Kenneth Leech in the section titled “Management – Investment professionals” in each fund’s Summary Prospectus and Prospectus:

Investment professional	Title	Investment professional of the fund since
Ryan Kohan	Head of Bank Loans and Portfolio Manager	March 2024

b.	The following replaces the reference to S. Kenneth Leech in the section titled “More on fund management – Investment professionals” in each fund’s Prospectus:

Investment professional	Title and recent biography	Investment professional of the fund since
Ryan Kohan	Head of Bank Loans, Portfolio Manager and has been employed by Western Asset as an investment professional for at least the past five years.	March 2024

c.

The following replaces, with respect to each fund, all references to S. Kenneth Leech in the section titled “Investment Professionals – Other Accounts Managed by the Investment Professionals” in each fund’s SAI:

Investment Professionals	Type of Account	Number of Accounts Managed	Total Assets Managed (Billions) ($)	Number of Accounts Managed for which Advisory Fee is Performance- Based	Assets Managed for which Advisory Fee is Performance- Based (Billions) ($)
Ryan Kohan*	Registered Investment Companies	None	None	None	None
	Other Pooled Investment Vehicles	24	9.40	7	1.44
	Other Accounts	25	7.40	1	0.36

*	The information is as of January 31, 2024, and does not reflect additional accounts (including the Fund) for which Mr. Kohan will join the portfolio management team on March 1, 2024.

d.

The following replaces, with respect to each fund, the references to S. Kenneth Leech in the section titled “Investment Professionals – Investment Professionals Securities Ownership” in each fund’s SAI:

Investment Professionals	Dollar Range of Ownership of Securities ($)
Ryan Kohan*	None

*	The information is as of January 31, 2024.

II.

Effective March 1, 2024, S. Kenneth Leech will no longer serve as a member of the portfolio management team for the Western Asset Income Fund. All references to Mr. Leech in the Western Asset Income Fund’s Summary Prospectus, Prospectus and SAI are deleted in their entirety.

SCHEDULE A

Fund	Date of Summary Prospectus, Prospectus and SAI
LEGG MASON PARTNERS INCOME TRUST

Western Asset Income Fund	December 1, 2023
Western Asset Short Duration High Income Fund	December 1, 2023

WESTERN ASSET FUNDS, INC.

Western Asset High Yield Fund	September 29, 2023

Please retain this supplement for future reference.

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